GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
10.	GOODWILL

The movement of the goodwill for the years ended December 31, 2010 and 2011 is as follows:

Balance as of January 1, 2010	$9,087
Goodwill recognized in connection with acquisitions of: Flying Dragon and Excel Lead upon contingent consideration payment	2,868
AM Outdoor and Easy Shop (Note 4(b))	7,190
Dongding (Note 4(c))	932
Exchange differences	659
Balance as of December 31, 2010	20,736
Impairment of goodwill in relation to Dongding	(1,003)
Exchange differences	1,001
Balance as of December 31, 2011	$20,734

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. Applying discounted cash flows for its 2011 annual impairment test, the estimated fair value of the fire station reporting unit was below the carrying amount of its net assets. Accordingly, the Group impaired all goodwill related to the fire station reporting unit and incurred an impairment loss of $1,003 for the year ended December 31, 2011.

The Group incurred an impairment loss on goodwill of nil, nil and $1,003 for the years ended December 31, 2009, 2010 and 2011, respectively.